General Information	12 Months Ended
Dec. 31, 2023
GENERAL INFORMATION
General Information
1.	GENERAL INFORMATION

Enel Chile S.A., (hereinafter the “Parent Company”, the “Company” or “Enel Chile”) and its subsidiaries comprise the Enel Chile Group (hereinafter the “Group”).

The Company is a publicly traded corporation with registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. Since April 13, 2016, the Company is registered with the securities register of the Chilean Financial Market Commission (“Comisión para el Mercado Financiero” or “CMF”) and since March 31, 2016 is registered with the Securities and Exchange Commission of the United States of America (hereinafter the “SEC”). On April 21, 2016, the Company’s shares began trading on the Santiago Stock Exchange and the Electronic Stock Exchange. In addition, the Company’s common stock began trading in the United States in the form of American Depositary Shares on the New York Stock Exchange on a “when-issued” basis from April 21, 2016 to April 26, 2017 and on a “regular-way” basis since April 27, 2016.

Enel Chile is a subsidiary of Enel S.p.A. (hereinafter “Enel”), an entity that has direct and indirect ownership interests of 64.93%.

The Company was initially incorporated by public deed dated January 22, 2016 and came into legal existence on March 1, 2016 under the name of Enersis Chile S.A. The Company changed its name to Enel Chile S.A. effective October 4, 2016, when the Company’s name was changed by means of an amendment of the by-laws. For tax purposes, the Company operates under Chilean Tax identification number 76.536.353-5.

As of December 31, 2023, the Group had 2,077 employees. During the year ended December 31, 2023, the Group averaged a total of 2,134 employees (see Note 37).

The Company’s corporate purpose consists of exploring for, developing, operating, generating, distributing, transmitting, transforming, and/or selling energy of any kind or form, whether in Chile or abroad, either directly or through other companies. It is also engaged in telecommunications activities, and it provides engineering consulting services in Chile and abroad. The Company’s corporate purpose also includes investing in, and managing, its investments in subsidiaries and associates which generate, transmit, distribute, or sell electricity, or whose corporate purpose includes any of the following:

i)	Energy of any kind or form,
ii)	Supplying public services, or services whose main component is energy,
iii)	Telecommunications and information technology services, and
iv)	Internet-based intermediation business.